Note 1 - Nature of Business, Presentation, and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Nature of Business, Presentation, and Going Concern

Organization

East Coast Diversified Corporation (the “Company”) was incorporated under the laws of the State of Florida on May 27, 1994, under the name Plantastic Corp., to engage in the business of purchasing and operating a tree farm and nursery.  The Company was unsuccessful in this venture and in March 1997, the Company amended its articles of incorporation, reorganized its capital structure and changed its name to Viva Golf, USA Corp.  The Company then acquired the assets of Viva Golf, USA Corp., a Delaware corporation, which consisted of a golf equipment marketing plan and other related assets.  The Company unsuccessfully engaged in the business of golf club manufacturing and marketing and ceased those operations in 1998.

The Company acquired 100% of the issued and outstanding shares of common stock of Lifekeepers International, Inc. in exchange for 1,000,000 of its newly issued shares under an Agreement and Plan of Reorganization on October 22, 1998.  In connection with this acquisition, the Company changed its name to Lifekeepers International, Inc.  On May 29, 2003, the Company changed its name to East Coast Diversified Corporation and changed its domicile to Nevada.  During 2001, the Company discontinued its operations, and remained inoperative until April 26, 2006.

On April 26, 2006, the Company entered into a definitive Share Exchange Agreement (the “Agreement”) to acquire 100% of the issued and outstanding shares of Miami Renaissance Group, Inc. (“MRG”), a privately-owned Florida corporation, in exchange for the issuance of 4,635,000 restricted shares of the Company’s common stock and 167,650 preferred stock designated as Series A Convertible Preferred Stock (the “Preferred Stock”).  The Company’s officers and directors, who did not own any shares of common stock of the Company prior to this Agreement, were also the majority shareholders of MRG.  The Agreement was adopted by the unanimous consent of the Company’s Board of Directors (the “Board”) and written consent of the majority shareholders of the Company.  Further, it was approved by unanimous consent of MRG’s Board of Directors and by written consent of the majority shareholders of MRG.

Pursuant to the Agreement, the Company issued a total of 4,635,000 shares of common stock and 167,650 shares of Preferred Stock to the shareholders of the MRG in exchange for 20,500,000 shares of MRG, which represented 100% of the issued and outstanding shares of MRG.  Following the closing of the Agreement, the shareholders of MRG owned approximately 63.75% of the Company’s issued and outstanding shares of common stock.

On February 20, 2008, the Company entered into a Stock Sale Agreement (the “Stock Sale Agreement”), pursuant to which the Company agreed to sell and MRG Acquisition Corp. (a Delaware corporation formed for the purpose of acquiring MRG, hereinafter “MRGA”) agreed to acquire 100% of the capital stock of MRG (“MRG Shares”), representing substantially all of the assets of the Company, in consideration for the forgiveness of liabilities in the amount of $1,051,471 owed by the Company to certain affiliated persons.

On April 6, 2009, the Board unanimously adopted and the consenting stockholders approved a resolution to effectuate a one-for-one hundred (1:100) reverse stock split (the “Reverse Split”) of the Company’s common stock.  On June 29, 2009, the Company was notified by NASDAQ that has it had received the necessary documentation to process the Reverse Split and issue a new symbol (ECDC).  The Reverse Split became effective on June 30, 2009.

On December 18, 2009, the Company’s former principal stockholders, Frank Rovito, Aaron Goldstein and Green Energy Partners, LLC (collectively, the “Sellers”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Kayode Aladesuyi (the “Buyer”), pursuant to which the Sellers, beneficial owners of an aggregate of 6,997,150 shares of the Company’s common stock (the “Sellers’ Shares”), agreed to sell and transfer the Sellers’ Shares to the Buyer for total consideration of Three Hundred Thousand Dollars ($300,000.00).  The Purchase Agreement also provided that the Company would enter into a share exchange agreement with EarthSearch.

On January 15, 2010, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with EarthSearch Communications International, Inc. (“EarthSearch”), pursuant to which the Company agreed to issue 35,000,000 shares of the Company’s restricted common stock to the shareholders of EarthSearch.  On April 2, 2010, EarthSearch consummated all obligations under the Share Exchange Agreement.  In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired 93.49% of the issued and outstanding common stock of EarthSearch.  As a result of the execution and closing of the Purchase Agreement and Share Exchange Agreement, our principal business became the business of EarthSearch (the “Share Exchange”).  The Board passed a resolution electing the new Board members and appointing new management of the Company and effectively resigning as their last order of business.

The Share Exchange is being accounted for as an acquisition and recapitalization.  EarthSearch is the acquirer for accounting purposes and, consequently, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements herein are those of EarthSearch.  The accumulated deficit of EarthSearch was also carried forward after the acquisition.

EarthSearch was founded in November 2003 as a Georgia corporation.  The company subsequently re-incorporated in Delaware on July 8, 2005.  The operations of its former wholly-owned subsidiary, EarthSearch Localizacao de Veiculos, Ltda in Brazil, were discontinued during 2007.

On December 31, 2010, the Company acquired 1,800,000 additional shares of EarthSearch from a non-controlling shareholder in exchange for 439,024 shares of the Company’s common stock.  As of June 30, 2011, the Company owns 94.66% of the issued and outstanding stock of EarthSearch.

Nature of Operations

The Company has created the world’s first integration of Radio Frequency Identification technology (“RFID”) and GPS technology and is an international provider of supply chain management solutions offering real-time visibility in the supply chain with integrated RFID/GPS and other telemetry products.  These solutions help businesses worldwide to increase asset management, provide safety and security, increase productivity, and deliver real-time visibility of the supply chain through automation.

The Company’s development of GPS devices embedded with RFID modules represents its core technology and products. The Company has licensed various patents relating to the technology used in the Company’s products and has commenced sales and commercialization of the technology which the Company expects will result in revenue that will allow the Company to sustain its current operation and get to a profitable status.

The Company launched sales operations in 2008 but subsequently withdrew sales and commercial resources from the market mid-2008 and 2009 due to the negative economic and market conditions.  During that time, the Company refocused its efforts on the redesign and integration of RFID and GPS technologies into its products.   Commercial sales were re-established in 2010.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information.  Accordingly, they do not include all of the information and footnotes required in annual financial statements.  In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows.  The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited consolidated financial statements should be read in conjunction with our 2010 annual consolidated financial statements included in our Form 10-K, filed with the SEC on April 15, 2011.

Going Concern

The accompanying unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As reflected in the accompanying unaudited consolidated financial statements, the Company had an accumulated deficit of $11,260,118 at June 30, 2011, a net loss and net cash used in operations of $478,199 and $187,530, respectively, for the six months ended June 30, 2011.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate revenues, and continue to raise additional investment capital.  No assurance can be given that the Company will be successful in these efforts.

The unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

Note 1 – Nature of Business, Presentation, and Going Concern

Organization

East Coast Diversified Corporation, the “Company”, was incorporated under the laws of the State of Florida on May 27, 1994 under the name Plantastic Corp. to engage in the business of purchasing and operating a tree farm and nursery.  The Company was unsuccessful in this venture and in March 1997, the Company amended its articles of incorporation, reorganized its capital structure and changed its name to Viva Golf, USA Corp.  The Company then acquired the assets of Viva Golf, USA Corp., a Delaware corporation, which consisted of a golf equipment marketing plan and other related assets.  The Company unsuccessfully engaged in the business of golf club manufacturing and marketing and ceased those operations in 1998.

The Company acquired 100% of the issued and outstanding shares of common stock of Lifekeepers International, Inc. in exchange for 1,000,000 of its newly issued shares under an Agreement and Plan of Reorganization on October 22, 1998. In connection with this acquisition, the Company changed its name to Lifekeepers International, Inc.  On May 29, 2003, the Company changed its name to East Coast Diversified Corporation and changed its domicile to Nevada. During the year 2001, the Company discontinued its operations, and remained inoperative until April 26, 2006.

On April 26, 2006, the Registrant entered into a definitive Share Exchange Agreement (the "Agreement") to acquire 100% of the issued and outstanding shares of Miami Renaissance Group, Inc. ("MRG"), a privately-owned Florida corporation, in exchange for the issuance of 4,635,000 restricted shares of the Registrant's common stock and 167,650 preferred stock designated as Series A Convertible Preferred Stock ("Preferred Stock"). The Registrant's officers and directors, who did not own any shares of common stock of the Registrant prior to this Agreement, were also the majority shareholders of MRG. The Agreement was adopted by the unanimous consent of the Board of Directors of the Registrant and written consent of the majority shareholders of the Registrant; and by unanimous consent of the Board of Directors of MRG and by written consent of the majority shareholders of MRG.

Pursuant to the Agreement, the Registrant issued a total of 4,635,000 shares of common stock and 158,650 shares of Preferred stock to the shareholders of the MRG in exchange for the 20,500,000 issued and outstanding shares of MRG. Following the closing of the Agreement, the shareholders of MRG shall own 63.75% of the issued and outstanding shares of common stock of the Registrant.

The Company entered into a Stock Sale Agreement, dated as of February 20, 2008 (“Stock Sale Agreement”), pursuant to which ECDC agreed to sell and MRG Acquisition Corp. (“MRGA is a Delaware corporation and was formed for the purpose of acquiring MRG") agreed to acquire 100% of the capital stock of MRG (“MRG Shares”) , representing substantially all of the assets of ECDC, in consideration for the forgiveness of liabilities in the amount of $1,051,471 owed by ECDC to certain affiliated persons.

On April 6, 2009 the Company’s Board of Directors unanimously adopted and the consenting stockholders approved a resolution to effect a one-for-hundred (1:100) reverse stock split (the "Reverse Split") of the Common Stock of the Company pursuant to clearance and final approval by FINRA. The resulting share ownership interest including resulting fractional shares for each individual shareholder shall be rounded up to the third whole integer in such a manner that every shareholder shall own at least 100 shares as a result of the Reverse Split.

On June 29, 2009 the Company was notified by NASDAQ that has it had received the necessary documentation to process the Reverse Split (1 for 100) and issue a new symbol (“ECDC”) and that this action would take effect at the open of business on June 30, 2009.

On January 15, 2010, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with EarthSearch Communications International, Inc. (“EarthSearch”), a Delaware corporation, and the shareholders of EarthSearch (“EarthSearch Shareholders”) whereby the Company acquired 93.49% of the issued and outstanding common stock of EarthSearch in exchange (the “Stock Exchange”) for 35,000,000 newly issued shares of its restricted common stock.  The final closing was concluded and is effective April 2, 2010. The board of directors of ECDC passed a resolution electing the board and management of the Company and effectively resigned from the board of ECDC.

The Stock Exchange is being accounted for as an acquisition and recapitalization. EarthSearch is the acquirer for accounting purposes and, consequently, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements herein are those of EarthSearch.

EarthSearch Communications International, Inc. was founded in November 2003 as a Georgia corporation. The Company subsequently re-incorporated in Delaware on July 8, 2005.

The operations of its former wholly-owned subsidiary, EarthSearch Localizacao de Veiculos, Ltda in Brazil, were discontinued during 2007.

On December 31, 2010, the Company acquired 1,800,000 additional shares of EarthSearch from a noncontrolling shareholder in exchange for 439,024 of the Company’s common stock.  The Company owns 94.66% of the issued and outstanding stock of EarthSearch at December 31, 2010.

Nature of Operations

The Company has created the world’s first integration of RFID and GPS technology and is an international provider of supply chain management solutions offering real-time visibility in the supply chain with integrated RFID/GPS and other telemetry products.  These solutions help businesses worldwide to increase asset management, provide safety and security, increase productivity, and deliver real-time visibility of the supply chain through automation.

The Company’s development of GPS devices embedded with RFID modules represents its core technology and products. The Company has licensed various patents relating to the technology used in the Company’s products and has commenced sales and commercialization of the technology which the Company expects will result in revenue that will allow the Company to sustain its current operation and get to a profitable status.

The Company launched sales operations in 2008 but subsequently withdrew sales and commercial resources from the market mid-2008 and 2009 due to the negative economic and market conditions.  During that time, the Company refocused its efforts on the redesign and integration of RFID and GPS technologies into its products.   Commercial sales were re-established in 2010.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As reflected in the accompanying consolidated financial statements, the Company had an accumulated deficit of $10,781,919 at December 31, 2010, a net loss and net cash used in operations of $2,496,892 and $1,060,618, respectively, for the year ended December 31, 2010.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company’s to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate revenues, and continue to raise additional investment capital.  No assurance can be given that the Company will be successful in these efforts.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.